Segmental information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Summary of Information by Reportable Segment	Revenue

	2025	2024	2023
Year ended 31 December	$m	$m	$m
Americas	1,129	1,141	1,105
EMEAA	811	748	677
Greater China	165	161	161
Central	363	262	221
Revenue from reportable segments	2,468	2,312	2,164
System Fund and reimbursable revenues	2,721	2,611	2,460
Total revenue	5,189	4,923	4,624
Profit

	2025	2024	2023
Year ended 31 December	$m	$m	$m
Americas	836	828	815
EMEAA	303	270	215
Greater China	99	98	96
Central	27	(72)	(107)
Operating profit from reportable segments	1,265	1,124	1,019
System Fund and reimbursable result	(46)	(83)	19
Operating exceptional items (note 6)	(21)	–	28
Operating profit	1,198	1,041	1,066
Net financial expenses	(153)	(115)	(87)
Foreign exchange gains/(losses)	37	(25)	35
Remeasurement of contingent purchase consideration	(8)	(4)	(4)
Profit before tax	1,074	897	1,010
Tax	(315)	(269)	(260)
Profit for the year	759	628	750
2. Segmental information continued
Non-cash items included within operating profit from reportable segments

	Americas	EMEAA	Greater China	Central	Group
Year ended 31 December 2025	$m	$m	$m	$m	$m
Depreciation and amortisation[a]	25	13	3	26	67
Contract assets deduction in revenue	30	21	1	–	52
Equity-settled share-based payments cost	13	7	4	18	42
Share of profit of associates and joint ventures	–	(6)	–	–	(6)

	Americas	EMEAA	Greater China	Central	Group
Year ended 31 December 2024	$m	$m	$m	$m	$m
Depreciation and amortisation[a]	24	12	3	26	65
Contract assets deduction in revenue	24	18	1	–	43
Equity-settled share-based payments cost	10	5	3	19	37
Share of profit of associates and joint ventures	(4)	(6)	–	–	(10)

	Americas	EMEAA	Greater China	Central	Group
Year ended 31 December 2023	$m	$m	$m	$m	$m
Depreciation and amortisation[a]	24	12	4	27	67
Contract assets deduction in revenue	21	15	1	–	37
Equity-settled share-based payments cost	9	4	2	16	31
Share of profit of associates (excluding exceptional items)	(5)	(8)	–	–	(13)
a.Includes $18m (2024: $16m, 2023: $17m) relating to cost of sales in owned & leased hotels and $49m (2024: $49m, 2023: $50m) relating to other assets.
A further $79m (2024: $80m, 2023: $83m) was recorded within System Fund and reimbursable expenses.

Summary of Geographical Information	Geographical information

	2025	2024	2023
Year ended 31 December	$m	$m	$m
Revenue
United Kingdom	312	291	263
United States	1,965	1,902	1,777
Rest of World	1,195	1,119	1,020
	3,472	3,312	3,060
System Fund revenues (note 31)	1,717	1,611	1,564
	5,189	4,923	4,624
For the purposes of the above table, fee business, owned & leased and reimbursable revenues are determined according to the location of the hotel and other revenue is attributed to the country of origin. In addition to the United Kingdom, revenue relating to an individual country is separately disclosed when it represents 10% or more of total revenue. System Fund revenues are not included in the geographical analysis as the Group does not monitor the Fund’s revenue by location of the hotel or, in the case of the loyalty programme, according to the location where members consume their rewards.

	2025	2024[a]
31 December	$m	$m
Non-current assets
United Kingdom	152	125
United States	1,107	1,110
Rest of World	1,241	1,017
	2,500	2,252
a.The Group has revised the methodology used to allocate brands and software to individual countries to better reflect how intangible corporate assets are deployed globally at each reporting date. The assets were previously allocated based on the location of the owning entity or based on long-term trading expectations at the time the asset was acquired. They are now allocated based on the most relevant distribution of open and pipeline rooms at the reporting date. The change in policy reduced the United States total by $280m (2024: $260m) and increased the United Kingdom and Rest of World by $35m (2024: $21m) and $245m (2024: $239m), respectively. No additional countries exceeded 10% of total non-current assets.